Debentures (Tables)	12 Months Ended
Dec. 31, 2025
Debentures [Abstract]
Disclosure of detailed information about debentures
	Current liabilities		Non-current liabilities		Total
	As of December 31		As of December 31		As of December 31
	2025	2024	2025	2024	2025	2024
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Debentures (Series E) (1)	-	21,464	-	-	-	21,464
Debentures (Series F) (2)	173,571	23,498	-	150,389	173,571	173,887
Debentures (Series C) (3)	-	-	155,894	133,056	155,894	133,056
Debentures (Series D) (3)	-	-	335,681	283,605	335,681	283,605
Debentures (Series G) (4)	-	-	141,634	-	141,635	-
Debentures (Series H) (4)	-	-	117,907	-	117,906	-

Total Debentures	173,571	44,962	751,116	567,050	924,687	612,012